Implementation of IFRS 15 - Summary of Implementation of IFRS 15 (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Deferred tax assets	£ 333	£ 436
Total non-current assets	127,088	27,414
Current assets
Trade and other receivables	4,053	3,884
Total current assets	13,966	12,359
Total assets	141,054	39,773
Equity - Capital and reserves
Share capital	614	507
Share premium, capital redemption and merger reserves	26,602	3,931
Other reserves	(3,392)	413
Retained earnings	36,935	3,331
Owners of the parent	60,759	8,182
Non-controlling interests	222	224
Total equity	60,981	8,406	£ 5,032	£ 5,814
Non-current liabilities
Total non-current liabilities	64,468	19,511
Current liabilities
Trade and other payables	8,908	7,335
Total current liabilities	15,605	11,856
Total equity and liabilities	141,054	£ 39,773
Impact of IFRS 15
Non-current assets
Deferred tax assets	333
Other	126,755
Total non-current assets	127,088
Current assets
Trade and other receivables	4,053
Other	9,913
Total current assets	13,966
Total assets	141,054
Equity - Capital and reserves
Share capital	614
Share premium, capital redemption and merger reserves	26,602
Other reserves	(3,392)
Retained earnings	36,935
Owners of the parent	60,759
Non-controlling interests	222
Total equity	60,981
Non-current liabilities
Other	64,468
Total non-current liabilities	64,468
Current liabilities
Trade and other payables	8,908
Other	6,697
Total current liabilities	15,605
Total equity and liabilities	141,054
Impact of IFRS 15 | Adjusted depreciation, amortisation and impairment
Non-current assets
Deferred tax assets	317
Other	126,755
Total non-current assets	127,072
Current assets
Trade and other receivables	4,053
Other	9,913
Total current assets	13,966
Total assets	141,038
Equity - Capital and reserves
Share capital	614
Share premium, capital redemption and merger reserves	26,602
Other reserves	(3,395)
Retained earnings	36,983
Owners of the parent	60,804
Non-controlling interests	222
Total equity	61,026
Non-current liabilities
Other	64,468
Total non-current liabilities	64,468
Current liabilities
Trade and other payables	8,847
Other	6,697
Total current liabilities	15,544
Total equity and liabilities	141,038
Impact of IFRS 15 | IFRS 15 Revenue
Non-current assets
Deferred tax assets	16
Total non-current assets	16
Current assets
Total assets	16
Equity - Capital and reserves
Other reserves	3
Retained earnings	(48)
Owners of the parent	(45)
Total equity	(45)
Current liabilities
Trade and other payables	61
Total current liabilities	61
Total equity and liabilities	£ 16